Income Taxes - Schedule of Income Tax Expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Tax Expense [Abstract]
Income (loss) before taxes	$ 36,532	$ (116,285)
Expected statutory income tax rate	23.00%	23.00%
Expected income tax (expense) recovery	$ (8,402)	$ 26,746
Permanent differences	(2,025)	(24,149)
Effect of change of control (Note 22)	(8,663)
Change in unrecognized deferred income tax asset	103,969	(21,983)
Deferred income tax recovery (expense)	$ 84,879	$ (19,386)